Land Use Rights - Schedule of Amortization Expense (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization Expense [Line Items]
2026	$ 83,132
2027	83,132
2028	83,132
2029	83,132
2030	83,132
Thereafter	2,197,455
Total	$ 2,613,115	$ 2,586,628